CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income (loss) for the year	$ 19,077,975	$ (1,261,993)	$ 20,458,011
Other comprehensive (loss) income not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	(234,858)	755	21,966
Income tax related to remeasurement of losses from long-term employee benefits	82,200	(263)	(5,783)
Total other comprehensive (loss) income not to be reclassified to income in subsequent periods	(152,658)	492	16,183
Total other comprehensive (loss) income for the year	(152,658)	492	16,183
Total comprehensive income (loss) for the year	18,925,317	(1,261,501)	20,474,194
Attributable To:
Equity holders of the parent	18,887,833	(1,445,022)	20,280,088
Non-controlling interests	37,484	183,521	194,106
Total comprehensive income loss attributable for the year	$ 18,925,317	$ (1,261,501)	$ 20,474,194